Acquisition and disposals (Detail)	6 Months Ended
Dec. 31, 2023
La Granja | First Quantum Minerals ("First Quantum")
Disclosure Of Acquisitions And Disposals [Line Items]
Percent of ownership interest in exploration and evaluation assets, sold	55.00%
Meridian Minera Limitada | Agua De La Falda
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired	57.70%
Giampaolo Group | Matalco Canada Inc.
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of ownership interest in joint venture acquired	50.00%